Directors', supervisors' and senior management's emoluments (Five highest paid individuals) (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item director	Dec. 31, 2019 CNY (¥) director	Dec. 31, 2018 CNY (¥) director
Five highest paid individuals [line items]
Pension	¥ 1,329	¥ 1,262	¥ 1,292
Total	¥ 10,702	¥ 8,143	¥ 8,046
Five highest paid individuals [member]
Five highest paid individuals [line items]
Number of directors | director	2	0	0
Number of non-directors	3	5	5
Basic salaries	¥ 552	¥ 1,578	¥ 1,500
Performance bonuses	2,167	2,329	2,100
Pension	376	695	679
Total	¥ 3,095	¥ 4,602	¥ 4,279
Five highest paid individuals [member] | Minimum Range
Five highest paid individuals [line items]
Emoluments payable to each person of five highest paid individuals	0
Five highest paid individuals [member] | Maximum Range
Five highest paid individuals [line items]
Emoluments payable to each person of five highest paid individuals		1,033